Earnings Per Share - Unaudited Proforma Earning Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Numerator
Net income attributable to common stockholders-basic	$ 12,445	$ (10,632)	$ 3,774	$ 7,669	$ 7,286	$ 5,525	$ 5,587	$ 20,480	$ 15,868	$ 20,601	$ 10,198
Adjust for Interest paid on incremental term loans									1,080
Pro forma net income attributable to common stockholders-basic									$ 16,948
Denominator
Weighted-average shares of common stock-basic	88,345			68,477			75,778	68,473	68,473	68,232	68,260
Add: common shares offered hereby to fund the dividend in excess of earnings									5,675
Pro forma weighted-average shares of common stock-basic									74,148
Pro forma weighted-average shares of common stock-basic									74,148
Weighted average effect of dilutive RSUs	101			44			36	30	73	100	63
Pro forma weighted-average shares of common stock-diluted									74,221
Pro forma earnings per share attributable to common stockholders:
Basic									$ 0.23
Diluted									$ 0.23